Significant accounting policies, judgements, estimates and assumptions - Summary of operating leases (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of voluntary change in accounting policy [line items]
Effect of discounting	$ (1,577)		$ (683)
Finance lease obligations at 31 December 2018			667
IFRS 16 Leases [Member]
Disclosure of voluntary change in accounting policy [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	3.50%
Adjustment on adoption of IFRS 16 [Member]
Disclosure of voluntary change in accounting policy [line items]
Leases not yet commenced			(1,372)
Leases below materiality threshold			(86)
Short-term leases			(91)
Effect of discounting			(1,512)
Impact on leases in joint operations			836
Variable lease payments			(58)
Redetermination of lease term			(252)
Other			(22)
Adjustment for finance leases in joint operations		$ (189)	$ (189)